Cost and Expenses by Nature - Schedule of Operating Costs and Expenses by Nature (Details) - Cost and Expenses by Nature [Member] - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Operating Costs and Expenses by Nature [Line Items]
Payroll		R$ (93,979)	R$ (85,218)	R$ (90,182)
Third-party services and others		(32,452)	(27,547)	(24,106)
Business and marketing expenses		(6,621)	(6,219)	(7,484)
Depreciation		(1,351)	(1,284)	(1,050)
Amortization		(18,207)	(18,566)	(17,600)
Impairment of goodwill		(14,553)	(18,341)	(11,373)
Other operating (expenses) income, net		(41,504)	(1,893)	17,597
Audit and consulting		(21,167)	(6,426)	(38,660)
Other administrative expenses		(59,028)	(17,452)	(7,464)
Provisions		8,911	4,249	1,515
Fair value of derivative warrant liabilities				14,507
Listing expense	[1]			(176,282)
Total		(238,447)	(176,804)	(358,179)
Cost of services provided		(68,917)	(70,754)	(66,138)
Sales and marketing expenses		(30,655)	(28,084)	(28,827)
General and administrative expenses		R$ (82,818)	R$ (57,732)	R$ (93,156)

[1]	Listing Expense The SPAC merger was accounted for as a capital reorganization with Nvni Group Limited determined to be the accounting acquirer of Mercato. Mercato does not meet the definition of a “business” pursuant to IFRS 3 Business Combinations, and therefore the Business Combination is expected to be considered a capital transaction and shall be accounted for as a share-based payment transaction under IFRS 2 Share-Based Payments, whereby Nvni Group Limited will issue shares for Mercato’s net assets. Under this method of accounting, the acquisition of Mercato will be stated at historical cost, with no goodwill or other intangible assets recorded. Accordingly, the Group recorded a one-time non-cash expense of R$(176.3) million. In accordance with IFRS 2, the expense represents the cost incurred in connection with achieving a listing on the Nasdaq Global Market (the “Listing Expense”). The expense is calculated as the difference between the fair value of the equity instruments issued to acquire Mercato and the fair value of the identifiable net assets acquired, as noted below: